Property and Equipment, Net - Schedule of Depreciation Included in Consolidated Statements of Income and Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 213,082	$ 33,437	¥ 115,354	¥ 34,734
Fulfillment expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	195,022	30,603	107,333	31,988
Sales and marketing expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	2,666	419	2,018	865
General and administrative expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	7,395	1,160	4,731	1,520
Product development expenses
Schedule Of Depreciation Included In Consolidated Statements Of Income And Comprehensive Income [Line Items]
Depreciation	¥ 7,999	$ 1,255	¥ 1,272	¥ 361